Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	(0.15%)	[1]
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.55%	3.32%	3.54%	[1]
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	2.66%	2.89%
Performance Inception Date				Nov. 02, 2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.36%	0.74%	1.03%
T. Rowe Price U.S. Limited Duration TIPS Index Fund- Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.73%	1.20%	1.40%
T. Rowe Price U.S. Limited Duration TIPS Index Fund-I Class
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	2.76%	2.99%
Performance Inception Date				Nov. 02, 2020
T. Rowe Price U.S. Limited Duration TIPS Index Fund-Z Class
Prospectus [Line Items]
Average Annual Return, Percent		6.42%	2.88%	3.10%
Performance Inception Date				Nov. 02, 2020

[1]	Return since 11/2/20.
[2]	Effective October 1, 2026, the fund will change its additional benchmark for comparing the fund’s performance from the Bloomberg U.S. 1-5 Year Treasury TIPS Index to the Bloomberg U.S. 0-5 Year Treasury TIPS Index.